TRADE AND OTHER PAYABLES - Warranty provisions (Details) - Warranty provision $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at beginning of year	$ 24
Reversal for the year	$ (24)